RESTRICTED NET ASSETS (Details) - PRC subsidiaries, VIE and VIE's subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Restricted Net Assets [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Restricted net assets	$ 108,870